Description of Business and Segmented Disclosures - Schedule of Geographical Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Geographical Areas [Line Items]
Revenues	CAD 17,043	CAD 11,006	[1]	CAD 11,529	[1]
Non-Current Assets	35,612	18,309
Canada [Member]
Disclosure Of Geographical Areas [Line Items]
Revenues	9,723	4,978		4,729
Non-Current Assets	31,756	14,130
United States [Member]
Disclosure Of Geographical Areas [Line Items]
Revenues	7,320	6,028		CAD 6,800
Non-Current Assets	CAD 3,856	CAD 4,179

[1]	The comparative periods have been restated to reflect discontinued operations as discussed in Notes 1 and 11.